Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2025	2024
	NIS	NIS
Deferred tax assets:
Net operating loss carryforward	(3,218,655)	(3,726,768)
Israeli statutory tax rate	23%	23%
Expected tax benefit	740,290	857,157
Total deferred tax assets	740,290	857,157
Less: Valuation allowance	(740,290)	(857,157)
Net deferred tax assets	-	-